Schedule of Investments (unaudited) July 31, 2022	iShares U.S. Intermediate Government Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Electric Utilities — 0.0%
Virginia Electric & Power Co., Series B, 3.75%, 05/15/27	$27	$27,363

Total Corporate Bonds — 0.0% (Cost: $26,916)		27,363

U.S. Government Sponsored Agency Securities

Agency Obligations — 2.6%
Fannie Mae
2.38%, 01/19/23	404	402,934
0.25%, 07/10/23	8,302	8,082,153
2.63%, 09/06/24	4,979	4,945,998
0.50%, 06/17/25	16,605	15,524,462
6.25%, 05/15/29	4,441	5,356,458
7.13%, 01/15/30	8,302	10,648,916
7.25%, 05/15/30	17,063	22,206,999
0.88%, 08/05/30	5,819	4,965,908
6.63%, 11/15/30	96	121,535
Federal Home Loan Bank
3.00%, 12/09/22	4,060	4,061,413
2.75%, 12/13/24	4,145	4,123,802
3.13%, 06/13/25	7,930	7,990,939
Federal Home Loan Mortgage Corp.
0.25%, 12/04/23	5,129	4,947,931
0.38%, 07/21/25	243	225,811
6.75%, 03/15/31	2,323	2,978,774
Tennessee Valley Authority, 1.50%, 09/15/31	130	113,793

		96,697,826

Total U.S. Government Sponsored Agency Securities — 2.6% (Cost: $101,850,776)		96,697,826

U.S. Treasury Obligations
U.S. Treasury Bonds
6.25%, 08/15/23	1,701	1,758,077
7.50%, 11/15/24	4,150	4,572,619
7.63%, 02/15/25	308	343,625
6.88%, 08/15/25(a)	6,641	7,410,163
6.00%, 02/15/26	6,359	7,036,134
6.75%, 08/15/26(a)	6,225	7,171,395
6.63%, 02/15/27	2,903	3,375,758
5.25%, 11/15/28 - 02/15/29	11,621	13,319,013
6.13%, 08/15/29	6,225	7,586,232
5.38%, 02/15/31	4,979	5,996,972
U.S. Treasury Notes
2.75%, 05/31/23 - 05/31/29(a)	278,198	277,951,837
1.38%, 06/30/23 - 11/15/31	175,314	163,584,945
2.63%, 06/30/23 - 02/15/29	47,347	47,096,687

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
1.25%, 07/31/23 - 08/15/31	$322,172	$296,204,599
2.50%, 08/15/23 - 05/15/24	85,773	85,206,432
2.88%, 09/30/23 - 05/15/32(a)	152,764	153,672,437
2.13%, 11/30/23 - 05/15/25	108,144	106,534,385
0.13%, 12/15/23(a)	77,188	74,245,207
2.25%, 12/31/23 - 11/15/27(a)	303,144	298,452,305
0.25%, 03/15/24 - 09/30/25	141,157	131,922,481
0.38%, 04/15/24 - 09/30/27	225,854	211,344,748
2.00%, 04/30/24 - 11/15/26	86,917	85,233,721
1.75%, 06/30/24 - 12/31/24	74,729	73,073,876
2.38%, 08/15/24 - 05/15/29	66,836	65,588,029
1.88%, 08/31/24 - 02/15/32	79,709	75,092,506
1.50%, 09/30/24 - 11/30/28(a)	184,748	177,711,336
0.63%, 10/15/24 - 08/15/30(a)	212,981	191,466,643
0.75%, 11/15/24 - 08/31/26(a)	232,500	216,745,261
1.00%, 12/15/24 - 07/31/28(a)	66,428	61,819,558
3.00%, 07/15/25 - 10/31/25(a)	59,007	59,325,161
1.63%, 02/15/26 - 05/15/31(a)	228,635	216,907,659
0.50%, 02/28/26	49,821	45,950,142
0.88%, 06/30/26 - 11/15/30(a)	63,103	56,574,881
1.13%, 10/31/26 - 02/15/31	200,946	183,253,619
3.13%, 11/15/28	24,909	25,454,857
3.25%, 06/30/29	30,500	31,538,906

Total U.S. Treasury Obligations — 93.2% (Cost: $3,634,612,302)		3,470,522,206

Total Long-Term Investments — 95.8% (Cost: $3,736,489,994)		3,567,247,395

	Shares

Short-Term Securities

Money Market Funds — 13.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.96%(b)(c)(d)	501,419,293	501,369,151

Total Short-Term Securities — 13.5% (Cost: $501,322,995)		501,369,151

Total Investments — 109.3% (Cost: $4,237,812,989)		4,068,616,546

Liabilities in Excess of Other Assets — (9.3)%		(345,739,588)

Net Assets — 100.0%		$3,722,876,958

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

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Schedule of Investments (unaudited) (continued) July 31, 2022	iShares U.S. Intermediate Government Bond Index Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/20/22	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation	)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$501,343,683	(b)	$—	$(20,688)	$46,156		$501,369,151	501,419,293	$155,677	(c)	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$27,363	$—	$27,363
U.S. Government Sponsored Agency Securities	—	96,697,826	—	96,697,826
U.S. Treasury Obligations	—	3,470,522,206	—	3,470,522,206
Short-Term Securities
Money Market Funds	501,369,151	—	—	501,369,151

	$501,369,151	$3,567,247,395	$—	$4,068,616,546

S C H E D U L E O F I N V E S T M E N T S	2